[AXA EQUITABLE LOGO]

                                                                      Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                            Fax:  (212) 707-1791
July 8, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AXA Equitable Life Insurance Company Separate Account A Form N-4 Registration Statement File Nos. 333-153809 and 811-01705 CIK No. 0000089024

Commissioners:

AXA Equitable Life Insurance Company ("AXA Equitable") today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 6 and Amendment No. 240 ("Amendment") to AXA Equitable's Form N-4 Registration Statement File Nos. 333-153809 and 811-01705 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account A ("Separate Account") of AXA Equitable.

EQUI-VEST® (Series 201) is a deferred annuity contract used in employer-sponsored retirement plans. The contract is a funding vehicle for employers' Internal Revenue Code Section 403(b) plans and Internal Revenue Code Section 457(b) employee deferred compensation plans.

The purpose of this Amendment is to modify the loan provision (including the charge associated with a loan) for all contract owners who purchase on and after September 19, 2011. To this end, we have amended the Fee Table and related sections of the prospectus with the supplement included in this Amendment.

        Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

cc:  Christopher E. Palmer, Esq.